American Funds Emerging Markets Bond Fund®
Investment portfolio
September 30, 2020
unaudited
Bonds, notes & other debt instruments 94.15% Bonds & notes of governments & government agencies outside the U.S. 80.23%	Principal amount (000)	Value (000)
Abu Dhabi (Emirate of) 3.125% 2027	$3,100	$3,451
Abu Dhabi (Emirate of) 1.70% 2031[1]	2,775	2,752
Abu Dhabi (Emirate of) 3.875% 2050[1]	1,100	1,348
Abu Dhabi (Emirate of) 2.70% 2070[1]	6,050	5,868
Angola (Republic of) 9.50% 2025	4,380	3,829
Angola (Republic of) 8.25% 2028	3,520	2,818
Angola (Republic of) 8.00% 2029[1]	7,000	5,565
Angola (Republic of) 8.00% 2029	4,900	3,895
Argentine Republic 0.50% 2029	€65	32
Argentine Republic 1.00% 2029	$4,045	1,853
Argentine Republic 0.125% 2030[2]	46,230	19,393
Argentine Republic 0% 2035	600	4
Argentine Republic 0.125% 2035[2]	32,691	12,357
Argentine Republic 0.125% 2038[2]	€1,238	577
Argentine Republic 0.125% 2041[2]	$2,984	1,192
Azerbaijan (Republic of) 4.75% 2024	1,261	1,325
Bahrain (Kingdom of) 5.875% 2021	650	658
Bahrain (Kingdom of) 6.125% 2022	5,000	5,225
Bahrain (Kingdom of) 6.125% 2023	1,330	1,414
Bahrain (Kingdom of) 6.75% 2029[1]	520	559
Belarus (Republic of) 5.875% 2026	5,800	5,401
Brazil (Federative Republic of) 6.00% 2024[3]	BRL10,920	2,245
Brazil (Federative Republic of) 10.00% 2025	25,067	5,054
Brazil (Federative Republic of) 10.00% 2027	32,000	6,494
Brazil (Federative Republic of) 3.875% 2030	$1,710	1,711
Brazil (Federative Republic of) 6.00% 2030[3]	BRL53,155	11,407
Brazil (Federative Republic of) 6.00% 2050[3]	3,660	834
Brazil (Federative Republic of) 6.00% 2055[3]	3,327	769
Cameroon (Republic of) 9.50% 2025	$3,700	3,831
Chile (Republic of) 2.50% 2025	CLP2,500,000	3,351
China (People’s Republic of), Series 1906, 3.29% 2029	CNY10,900	1,612
China (People’s Republic of), Series 1910, 3.86% 2049	34,400	5,059
China Development Bank Corp., Series 2004, 3.43% 2027	83,840	12,190
China Development Bank Corp., Series 1715, 4.24% 2027	25,300	3,854
China Development Bank Corp., Series 1805, 4.04% 2028	18,000	2,695
China Development Bank Corp., Series 1905, 3.48% 2029	123,800	17,814
China Development Bank Corp., Series 2009, 3.39% 2027	99,500	14,406
Colombia (Republic of) 5.75% 2027	COP22,688,600	6,209
Colombia (Republic of) 4.50% 2029	$1,400	1,576
Colombia (Republic of) 7.375% 2037	1,000	1,411
Colombia (Republic of) 7.25% 2050	COP31,139,000	8,524
Colombia (Republic of) 4.125% 2051	$860	895
Colombia (Republic of), Series B, 6.25% 2025	COP28,882,700	8,275
Colombia (Republic of), Series B, 7.50% 2026	1,462,800	441
Colombia (Republic of), Series B, 6.00% 2028	6,027,900	1,666
Colombia (Republic of), Series B, 7.75% 2030	11,100,000	3,354
Colombia (Republic of), Series B, 7.00% 2032	3,720,000	1,054
American Funds Emerging Markets Bond Fund — Page 1 of 13

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Colombia (Republic of), Series B, 7.25% 2034	COP14,192,000	$4,062
Costa Rica (Republic of) 4.375% 2025	$2,685	2,522
Costa Rica (Republic of) 6.125% 2031[1]	2,735	2,581
Costa Rica (Republic of) 7.00% 2044	890	811
Cote d’Ivoire (Republic of) 5.375% 2024[1]	900	910
Cote d’Ivoire (Republic of) 5.25% 2030	€2,400	2,556
Cote d’Ivoire (Republic of) 5.875% 2031	5,875	6,255
Cote d’Ivoire (Republic of) 5.875% 2031	500	532
Dominican Republic 8.90% 2023	DOP40,500	696
Dominican Republic 5.50% 2025	$2,244	2,393
Dominican Republic 6.875% 2026[1]	2,600	2,899
Dominican Republic 6.875% 2026	2,335	2,604
Dominican Republic 9.75% 2026	DOP420,450	7,364
Dominican Republic 10.375% 2026	9,600	175
Dominican Republic 11.00% 2026	54,400	1,021
Dominican Republic 5.95% 2027[1]	$2,600	2,796
Dominican Republic 5.95% 2027	2,000	2,151
Dominican Republic 11.25% 2027	DOP48,800	918
Dominican Republic 11.375% 2029	35,000	683
Dominican Republic 7.45% 2044	$2,500	2,825
Dominican Republic 6.85% 2045	300	317
Dominican Republic 6.50% 2048	1,815	1,845
Dominican Republic 6.40% 2049[1]	3,885	3,918
Dominican Republic 6.40% 2049	580	585
Dominican Republic 5.875% 2060[1]	4,219	4,008
Egypt (Arab Republic of) 5.577% 2023[1]	1,575	1,622
Egypt (Arab Republic of) 5.75% 2024[1]	640	656
Egypt (Arab Republic of) 4.75% 2026	€2,000	2,239
Egypt (Arab Republic of) 4.75% 2026	1,900	2,127
Egypt (Arab Republic of) 15.70% 2027	EGP22,200	1,492
Egypt (Arab Republic of) 6.588% 2028[1]	$4,400	4,362
Egypt (Arab Republic of) 5.625% 2030	€1,465	1,561
Egypt (Arab Republic of) 7.625% 2032[1]	$4,400	4,314
Egypt (Arab Republic of) 7.625% 2032	2,200	2,157
Egypt (Arab Republic of) 8.50% 2047[1]	200	194
Egypt (Arab Republic of) 8.15% 2059[1]	2,600	2,434
Ethiopia (Federal Democratic Republic of) 6.625% 2024	6,175	6,208
Export-Import Bank of India 3.25% 2030	2,200	2,225
Gabonese Republic 6.375% 2024	4,281	4,054
Gabonese Republic 6.95% 2025	4,200	3,953
Gabonese Republic 6.625% 2031[1]	3,865	3,467
Ghana (Republic of) 7.625% 2029	1,900	1,726
Guatemala (Republic of) 4.375% 2027	3,125	3,353
Guatemala (Republic of) 6.125% 2050[1]	1,060	1,272
Honduras (Republic of) 6.25% 2027	6,900	7,583
Honduras (Republic of) 6.25% 2027[1]	1,950	2,143
Honduras (Republic of) 5.625% 2030[1]	2,170	2,332
Hungary 1.03% 2027	¥500,000	4,744
Hungary, Series C, 1.50% 2023	HUF880,000	2,851
India (Republic of) 8.24% 2027	INR334,750	5,063
India (Republic of) 7.17% 2028	248,000	3,570
Indonesia (Republic of) 4.20% 2050	$1,300	1,508
Indonesia (Republic of), Series 59, 7.00% 2027	IDR138,858,000	9,640
Indonesia (Republic of), Series 64, 6.125% 2028	116,266,000	7,540
Indonesia (Republic of), Series 78, 8.25% 2029	38,728,000	2,843
American Funds Emerging Markets Bond Fund — Page 2 of 13

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of), Series 82, 7.00% 2030	IDR128,000,000	$8,660
Indonesia (Republic of), Series 73, 8.75% 2031	42,600,000	3,208
Indonesia (Republic of), Series 74, 7.50% 2032	100,000,000	6,844
Indonesia (Republic of), Series 65, 6.625% 2033	79,782,000	5,124
Indonesia (Republic of), Series 72, 8.25% 2036	48,274,000	3,443
Iraq (Republic of) 6.752% 2023[1]	$1,605	1,537
Israel (State of) 3.875% 2050	3,000	3,615
Jordan (Hashemite Kingdom of) 4.95% 2025[1]	2,900	2,898
Jordan (Hashemite Kingdom of) 5.75% 2027[1]	3,000	3,015
Kazakhstan (Republic of) 6.50% 2045	1,500	2,334
Kenya (Republic of) 6.875% 2024	3,025	3,084
Kenya (Republic of) 7.25% 2028	2,400	2,372
Kenya (Republic of) 7.25% 2028[1]	1,725	1,705
Kenya (Republic of) 8.25% 2048	800	770
Malaysia (Federation of), Series 0316, 3.90% 2026	MYR13,200	3,446
Malaysia (Federation of), Series 0219, 3.885% 2029	33,170	8,747
Malaysia (Federation of), Series 0419, 3.828% 2034	34,500	9,004
Malaysia (Federation of), Series 0415, 4.254% 2035	5,600	1,488
Malaysia (Federation of), Series 0615, 4.786% 2035	2,425	683
Malaysia (Federation of), Series 0418, 4.893% 2038	47,400	13,488
Malaysia (Federation of), Series 0219, 4.467% 2039	6,000	1,619
Malaysia (Federation of), Series 0519, 3.757% 2040	22,000	5,614
Malaysia (Federation of), Series 0518, 4.921% 2048	4,200	1,175
Morocco (Kingdom of) 1.375% 2026	€4,000	4,690
Mozambique (Republic of) 5.00% 2031[2]	$3,665	2,995
Namibia (Republic of) 5.50% 2021	5,243	5,311
National Highways Authority of India 7.17% 2021	INR30,000	420
Nigeria (Republic of) 6.75% 2021	$700	704
Nigeria (Republic of) 16.39% 2022	NGN125,000	308
Nigeria (Republic of) 7.625% 2047	$1,600	1,436
Oman (Sultanate of) 5.375% 2027	1,500	1,384
Pakistan (Islamic Republic of) 5.50% 2021	1,000	1,001
Pakistan (Islamic Republic of) 5.50% 2021[1]	700	701
Pakistan (Islamic Republic of) 8.25% 2024	2,100	2,232
Pakistan (Islamic Republic of) 8.25% 2025	3,300	3,526
Panama (Republic of) 3.75% 2026[1]	9,575	10,257
Panama (Republic of) 7.125% 2026	1,200	1,522
Panama (Republic of) 3.16% 2030	1,400	1,525
Panama (Republic of) 4.50% 2047	1,350	1,692
Panama (Republic of) 4.50% 2050	1,570	1,976
Panama (Republic of) 4.30% 2053	1,220	1,508
Panama (Republic of) 4.50% 2056	1,675	2,102
Paraguay (Republic of) 4.625% 2023	1,340	1,420
Paraguay (Republic of) 5.00% 2026	2,720	3,108
Paraguay (Republic of) 5.00% 2026[1]	2,400	2,742
Paraguay (Republic of) 4.95% 2031	2,360	2,729
Paraguay (Republic of) 5.60% 2048[1]	4,555	5,630
Peru (Republic of) 4.125% 2027	1,065	1,246
Peru (Republic of) 6.15% 2032	PEN40,675	12,973
Peru (Republic of) 5.40% 2034	21,589	6,277
Peru (Republic of) 5.35% 2040	16,095	4,431
PETRONAS Capital Ltd. 3.50% 2030	$500	560
PETRONAS Capital Ltd. 3.50% 2030[1]	1,300	1,457
Philippines (Republic of) 2.95% 2045	3,100	3,290
Poland (Republic of), Series 0922, 5.75% 2022	PLN5,000	1,439
American Funds Emerging Markets Bond Fund — Page 3 of 13

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[1]	$1,136	$1,252
PT Indonesia Asahan Aluminium Tbk 4.75% 2025	500	551
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[1]	350	427
PT Indonesia Asahan Aluminium Tbk 6.53% 2028	264	322
PT Indonesia Asahan Aluminium Tbk 5.45% 2030	2,000	2,305
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[1]	780	899
Qatar (State of) 3.875% 2023[1]	800	860
Qatar (State of) 4.50% 2028[1]	8,100	9,703
Qatar (State of) 3.75% 2030	7,000	8,125
Qatar (State of) 3.75% 2030[1]	2,800	3,250
Qatar (State of) 5.103% 2048[1]	2,200	3,064
Qatar (State of) 4.40% 2050[1]	480	619
Republic of Costa Rica 6.125% 2031	2,400	2,265
Romania 5.95% 2021	RON6,810	1,674
Romania 2.75% 2026	€1,900	2,396
Romania 2.375% 2027	830	1,034
Romania 3.624% 2030	2,203	2,927
Romania 2.00% 2032	800	927
Romania 3.50% 2034	1,140	1,479
Romania 3.50% 2034	1,000	1,297
Romania 3.375% 2038	2,800	3,503
Romania 3.375% 2038	1,525	1,908
Romania 4.625% 2049	3,200	4,586
Romania 4.625% 2049	2,340	3,354
Russian Federation 7.00% 2023	RUB628,420	8,480
Russian Federation 8.15% 2027	976,215	14,185
Russian Federation 4.375% 2029[1]	$9,400	10,803
Russian Federation 4.375% 2029	1,200	1,379
Russian Federation 7.65% 2030	RUB346,000	4,927
Russian Federation 8.50% 2031	721,366	10,942
Russian Federation 7.25% 2034	206,500	2,871
Russian Federation 5.10% 2035	$2,800	3,440
Russian Federation 5.25% 2047	5,600	7,432
Russian Federation, Series 2002, 2.50% 2028[3]	RUB1,206,779	15,476
Senegal (Republic of) 8.75% 2021	$2,839	2,925
Senegal (Republic of) 6.25% 2024	2,120	2,186
Senegal (Republic of) 4.75% 2028	€5,940	6,750
Senegal (Republic of) 4.75% 2028	3,700	4,205
Serbia (Republic of) 3.125% 2027	6,660	8,359
Serbia (Republic of) 3.125% 2027	2,000	2,510
South Africa (Republic of) 4.665% 2024	$1,500	1,540
South Africa (Republic of) 8.00% 2030	ZAR133,400	7,278
South Africa (Republic of) 8.25% 2032	42,000	2,153
South Africa (Republic of) 8.875% 2035	40,000	2,001
South Africa (Republic of) 8.50% 2037	14,100	661
South Africa (Republic of), Series R-214, 6.50% 2041	111,100	4,139
South Africa (Republic of), Series R-2048, 8.75% 2048	256,400	11,787
Sri Lanka (Democratic Socialist Republic of) 6.25% 2020	$600	594
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	6,451	5,677
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	1,500	1,125
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	3,100	2,201
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	400	286
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026[1]	1,350	953
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[1]	2,500	1,725
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027	300	207
American Funds Emerging Markets Bond Fund — Page 4 of 13

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	$250	$173
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	750	518
Tunisia (Republic of) 6.75% 2023	€5,070	5,645
Tunisia (Republic of) 6.75% 2023	610	679
Tunisia (Republic of) 5.625% 2024	2,035	2,164
Tunisia (Republic of) 5.75% 2025	$465	420
Tunisia (Republic of) 6.375% 2026	€6,500	6,891
Turkey (Republic of) 2.00% 2024[3]	TRY16,764	2,142
Turkey (Republic of) 3.20% 2024[3]	6,889	932
Turkey (Republic of) 4.10% 2024[3]	9,942	1,405
Turkey (Republic of) 7.375% 2025	$800	829
Turkey (Republic of) 8.00% 2025	TRY15,450	1,686
Turkey (Republic of) 4.25% 2026	$2,950	2,669
Turkey (Republic of) 4.875% 2026	3,580	3,284
Turkey (Republic of) 5.125% 2028	635	580
Turkey (Republic of) 6.125% 2028	2,240	2,136
Turkey (Republic of) 7.625% 2029	1,400	1,445
Ukraine 7.75% 2021	2,900	2,977
Ukraine 15.36% 2021	UAH38,794	1,461
Ukraine 16.00% 2021	15,300	569
Ukraine 18.00% 2021	28,329	1,043
Ukraine 14.91% 2022	69,742	2,655
Ukraine 17.00% 2022	50,293	1,947
Ukraine 10.00% 2023	31,600	1,082
Ukraine 11.67% 2023	51,578	1,832
Ukraine 8.994% 2024	$5,670	5,935
Ukraine 7.75% 2025	1,200	1,207
Ukraine 15.84% 2025	UAH101,065	4,066
Ukraine 6.75% 2026	€6,136	7,023
Ukraine 7.375% 2032	$1,000	942
Ukraine 0% 2040	4,700	4,297
United Mexican States 3.90% 2025	430	471
United Mexican States 3.25% 2030	3,400	3,478
United Mexican States 4.75% 2032	1,960	2,220
United Mexican States 4.00% 2040[3]	MXN72,061	3,746
United Mexican States 4.00% 2046[3]	39,306	2,095
United Mexican States 4.50% 2050	$1,900	2,009
United Mexican States 5.75% 2110	4,748	5,495
United Mexican States, Series M, 5.75% 2026	MXN215,000	9,964
United Mexican States, Series M20, 8.50% 2029	409,000	21,889
United Mexican States, Series M, 7.75% 2031	140,000	7,144
United Mexican States, Series M, 7.75% 2034	60,000	3,044
United Mexican States, Series M30, 10.00% 2036	23,500	1,418
Uruguay (Oriental Republic of) 4.375% 2028[3]	UYU43	1
Uruguay (Oriental Republic of) 8.50% 2028	68,920	1,708
Uruguay (Oriental Republic of) 3.875% 2040[3]	148,260	4,054
Venezuela (Bolivarian Republic of) 7.00% 2018[4]	$225	18
Venezuela (Bolivarian Republic of) 7.75% 2019[4]	4,983	399
Venezuela (Bolivarian Republic of) 6.00% 2020[4]	3,353	268
Venezuela (Bolivarian Republic of) 12.75% 2022[4]	300	24
Venezuela (Bolivarian Republic of) 9.00% 2023[4]	4,895	392
Venezuela (Bolivarian Republic of) 8.25% 2024[4]	2,276	182
Venezuela (Bolivarian Republic of) 7.65% 2025[4]	450	36
Venezuela (Bolivarian Republic of) 11.75% 2026[4]	225	18
Venezuela (Bolivarian Republic of) 9.25% 2027[4]	3,060	245
American Funds Emerging Markets Bond Fund — Page 5 of 13

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Venezuela (Bolivarian Republic of) 9.25% 2028[4]	$1,129	$90
Venezuela (Bolivarian Republic of) 11.95% 2031[4]	377	30
Venezuela (Bolivarian Republic of) 7.00% 2038[4]	377	30
		898,398
Corporate bonds, notes & loans 13.60% Energy 4.04%
KazMunayGas National Co. JSC 4.75% 2027	1,274	1,422
MV24 Capital BV 6.748% 2034[1]	4,349	4,397
Oleoducto Central SA 4.00% 2027[1]	3,680	3,824
Petrobras Global Finance Co. 8.75% 2026	1,550	1,935
Petrobras Global Finance Co. 5.60% 2031	3,400	3,635
Petrobras Global Finance Co. 6.75% 2050	1,500	1,627
Petróleos Mexicanos 4.875% 2022	405	410
Petróleos Mexicanos 5.375% 2022	220	224
Petróleos Mexicanos 4.875% 2024	175	173
Petróleos Mexicanos 7.19% 2024	MXN91,770	3,607
Petróleos Mexicanos 7.19% 2024	67,500	2,653
Petróleos Mexicanos 6.875% 2026	$3,745	3,599
Petróleos Mexicanos 7.47% 2026	MXN189,270	6,799
Petróleos Mexicanos 6.49% 2027	$460	431
Petróleos Mexicanos 6.50% 2029	1,753	1,571
Petróleos Mexicanos 6.75% 2047	6,550	5,054
Petróleos Mexicanos 7.69% 2050[1]	1,500	1,240
Petroleos Mexicanos 7.69% 2050	1,250	1,034
PTT Exploration and Production PCL 2.587% 2027[1]	1,500	1,554
		45,189
Materials 2.19%
Braskem Idesa Sapi 7.45% 2029[1]	2,600	2,451
Braskem Idesa Sapi 7.45% 2029	400	377
Braskem Netherlands Finance BV 5.875% 2050	3,000	2,749
Braskem SA 4.50% 2030[1]	2,590	2,422
Braskem SA 4.50% 2030	1,600	1,496
CSN Resources SA 7.625% 2023	1,200	1,244
Cydsa, SAB de CV 6.25% 2027	794	803
Fresnillo PLC 4.25% 2050[1]	2,760	2,738
Industrias Peñoles, SAB de CV 4.75% 2050[1]	655	678
Inversiones CMPC SA 3.85% 2030[1]	3,600	3,945
Suzano Austria GmbH 5.00% 2030	3,100	3,344
Vale Overseas Ltd. 3.75% 2030	2,171	2,236
		24,483
Industrials 2.15%
Autoridad del Canal de Panama 4.95% 2035	400	499
CCCI Treasure Ltd. 3.425% (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.998% on 2/21/2025)[2]	1,600	1,594
Dianjian International Finance Ltd. 4.60% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.933% on 7/19/2023)[2]	3,100	3,201
DP World Crescent 4.848% 2028[1]	4,700	5,218
Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[1]	1,090	1,342
ENA Norte Trust 4.95% 2028	1,874	1,891
Lima Metro Line 2 Finance Ltd. 4.35% 2036[1]	3,120	3,455
Mexico City Airport Trust 3.875% 2028	1,400	1,200
Mexico City Airport Trust 5.50% 2046	1,609	1,304
Mexico City Airport Trust 5.50% 2047	2,128	1,741
American Funds Emerging Markets Bond Fund — Page 6 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Rutas 2 and 7 Finance Ltd. 0% 2036[1]	$2,820	$2,009
Rutas 2 and 7 Finance Ltd. 0% 2036	800	570
		24,024
Utilities 1.90%
AES Panama Generation Holdings SRL 4.375% 2030[1]	5,455	5,617
Empresas Publicas de Medellin ESP 8.375% 2027	COP10,000,000	2,716
Empresas Publicas de Medellin ESP 8.375% 2027	3,744,000	1,017
Empresas Publicas de Medellin ESP 4.25% 2029[1]	$3,230	3,233
Empresas Publicas de Medellin ESP 4.375% 2031[1]	960	967
Enel Chile SA 4.875% 2028	2,739	3,243
Enersis Américas SA 4.00% 2026	615	672
Engie Energia Chile SA 3.40% 2030[1]	656	710
ENN Energy Holdings Ltd. 2.625% 2030[1]	1,560	1,561
Indian Renewable Energy Development Agency Limited 7.125% 2022	INR120,000	1,600
		21,336
Financials 1.74%
Banco del Estado de Chile 2.704% 2025[1]	$3,000	3,159
Bangkok Bank PCL 4.45% 2028[1]	900	1,044
Bangkok Bank PCL 9.025% 2029	500	698
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[2]	5,478	5,380
Credicorp Ltd. 2.75% 2025[1]	2,000	2,028
HDFC Bank Ltd. 8.10% 2025	INR40,000	561
Housing Development Finance Corp., Ltd. 8.22% 2022	90,000	1,245
Kasikornbank PC HK 3.343% 2031[2]	$4,522	4,447
PT Bank Tabungan Negara (Persero) Tbk 4.20% 2025	910	907
		19,469
Communication services 0.93%
Axiata SPV5 (Labuan) Ltd. 3.064% 2050	3,392	3,225
Globo Comunicação e Participações SA 4.875% 2030[1]	4,800	4,745
Tencent Holdings Ltd. 3.975% 2029	1,400	1,594
Tencent Holdings Ltd. 3.24% 2050[1]	900	906
		10,470
Consumer discretionary 0.54%
Melco International Development Ltd. 5.375% 2029[1]	2,250	2,241
Sands China Ltd. 3.80% 2026[1]	750	787
Sands China Ltd. 4.375% 2030[1]	535	567
Wynn Macau, Ltd. 5.50% 2026[1]	2,500	2,468
		6,063
Consumer staples 0.11%
JBS Investments GmbH II 7.00% 2026	1,200	1,283
Total corporate bonds, notes & loans		152,317
U.S. Treasury bonds & notes 0.32% U.S. Treasury inflation-protected securities 0.32%
U.S. Treasury Inflation-Protected Security 0.25% 2050[3,5]	3,023	3,566
Total bonds, notes & other debt instruments (cost: $1,073,216,000)		1,054,281
American Funds Emerging Markets Bond Fund — Page 7 of 13

unaudited
Short-term securities 4.52% Money market investments 4.52%	Shares	Value (000)
Capital Group Central Cash Fund 0.12%[6,7]	505,967	$50,602
Total short-term securities (cost: $50,602,000)		50,602
Total investment securities 98.67% (cost: $1,123,818,000)		1,104,883
Other assets less liabilities 1.33%		14,904
Net assets 100.00%		$1,119,787
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 9/30/2020[9] (000)	Unrealized (depreciation) appreciation at 9/30/2020 (000)
5 Year U.S. Treasury Note Futures	Short	170	January 2021	$(17,000)	$(21,425)	$(4)
10 Year Euro-Bund Futures	Short	59	December 2020	€(5,900)	(12,072)	(53)
10 Year Ultra U.S. Treasury Note Futures	Short	148	December 2020	$(14,800)	(23,669)	56
30 Year Ultra U.S. Treasury Bond Futures	Long	79	December 2020	7,900	17,523	(87)
						$(88)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2020 (000)
Purchases (000)	Sales (000)
USD17,941	EUR15,170	Standard Chartered Bank	10/6/2020	$153
USD889	PLN3,320	Barclays Bank PLC	10/6/2020	30
ZAR26,300	USD1,550	Goldman Sachs	10/6/2020	19
EUR1,188	CZK32,160	Barclays Bank PLC	10/6/2020	(1)
MXN35,000	USD1,589	Citibank	10/6/2020	(7)
EUR1,295	USD1,532	Standard Chartered Bank	10/6/2020	(13)
EUR1,550	USD1,835	UBS AG	10/6/2020	(17)
CZK32,160	EUR1,224	Goldman Sachs	10/6/2020	(42)
KRW5,411,500	USD4,554	JPMorgan Chase	10/8/2020	73
KRW2,272,500	USD1,930	JPMorgan Chase	10/8/2020	13
USD12,963	EUR10,976	Morgan Stanley	10/9/2020	92
USD5,787	EUR4,900	Bank of New York Mellon	10/13/2020	40
EUR550	USD651	UBS AG	10/13/2020	(6)
EUR830	USD983	JPMorgan Chase	10/13/2020	(10)
EUR2,075	USD2,453	Citibank	10/13/2020	(19)
EUR1,150	USD1,369	JPMorgan Chase	10/13/2020	(21)
USD3,489	CNH23,900	HSBC Bank	10/14/2020	(30)
CZK138,300	USD6,154	Standard Chartered Bank	10/14/2020	(162)
USD3,753	EUR3,150	Morgan Stanley	10/15/2020	59
CZK82,360	USD3,691	JPMorgan Chase	10/15/2020	(122)
KRW7,074,000	USD5,947	UBS AG	10/16/2020	101
KRW4,148,870	USD3,496	Citibank	10/16/2020	52
USD3,514	EUR2,965	Morgan Stanley	10/16/2020	37
USD1,204	EUR1,017	UBS AG	10/16/2020	11
EUR2,953	CZK80,000	Barclays Bank PLC	10/16/2020	(3)
EUR1,017	USD1,205	Morgan Stanley	10/16/2020	(13)
American Funds Emerging Markets Bond Fund — Page 8 of 13

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2020 (000)
Purchases (000)	Sales (000)
USD5,482	INR406,780	UBS AG	10/16/2020	$(22)
USD3,524	KRW4,148,610	Citibank	10/16/2020	(23)
USD1,881	PLN7,400	Barclays Bank PLC	10/16/2020	(33)
MXN48,910	USD2,287	UBS AG	10/16/2020	(79)
CZK118,296	EUR4,450	HSBC Bank	10/16/2020	(93)
PLN20,184	EUR4,535	Citibank	10/16/2020	(97)
CZK105,350	USD4,698	JPMorgan Chase	10/16/2020	(133)
PLN47,950	USD12,763	Goldman Sachs	10/16/2020	(358)
USD25,415	EUR21,388	JPMorgan Chase	10/19/2020	328
USD5,853	PLN22,000	JPMorgan Chase	10/19/2020	161
USD1,429	BRL7,530	JPMorgan Chase	10/19/2020	88
CNH8,500	USD1,246	Citibank	10/19/2020	5
MXN60,900	USD2,887	JPMorgan Chase	10/19/2020	(139)
CZK144,310	USD6,430	Citibank	10/19/2020	(177)
PLN47,240	USD12,617	JPMorgan Chase	10/19/2020	(396)
USD3,267	BRL17,230	Citibank	10/20/2020	201
USD1,427	COP5,246,480	Bank of New York Mellon	10/20/2020	57
ZAR12,400	USD749	Morgan Stanley	10/20/2020	(10)
EUR1,040	USD1,233	HSBC Bank	10/20/2020	(13)
BRL17,230	USD3,114	Goldman Sachs	10/20/2020	(48)
COP5,368,500	USD1,460	Bank of New York Mellon	10/20/2020	(59)
USD1,655	MXN35,000	Standard Chartered Bank	10/21/2020	76
RON16,508	EUR3,350	HSBC Bank	10/21/2020	36
USD2,818	CNH19,080	Standard Chartered Bank	10/21/2020	10
USD2,534	CZK58,470	Bank of America	10/21/2020	—[10]
CZK58,470	USD2,547	Standard Chartered Bank	10/21/2020	(14)
PLN9,750	USD2,546	Citibank	10/21/2020	(24)
EUR3,350	RON16,558	JPMorgan Chase	10/21/2020	(48)
USD2,136	MXN45,100	Morgan Stanley	10/22/2020	102
USD3,970	PLN15,000	Morgan Stanley	10/22/2020	89
EUR4,700	USD5,554	UBS AG	10/22/2020	(40)
PLN15,000	EUR3,363	Goldman Sachs	10/22/2020	(64)
ZAR32,500	USD1,899	JPMorgan Chase	10/26/2020	35
PLN11,300	USD2,925	JPMorgan Chase	10/26/2020	(2)
CZK120,000	USD5,206	JPMorgan Chase	10/26/2020	(6)
USD5,151	CZK120,000	Goldman Sachs	10/26/2020	(49)
CNH12,400	USD1,824	HSBC Bank	10/27/2020	—[10]
CNH3,000	USD438	HSBC Bank	10/28/2020	4
PLN11,000	USD2,895	Goldman Sachs	10/28/2020	(49)
TRY33,000	USD4,328	UBS AG	10/28/2020	(86)
HUF1,340,000	USD4,478	Citibank	10/28/2020	(157)
PLN22,000	USD5,854	JPMorgan Chase	10/28/2020	(162)
CZK68,000	USD3,006	Morgan Stanley	10/29/2020	(60)
USD9,348	EUR8,020	JPMorgan Chase	10/29/2020	(61)
KRW4,000,000	USD3,374	JPMorgan Chase	11/12/2020	47
HUF828,000	USD2,650	Citibank	11/12/2020	19
RON7,180	USD1,739	Goldman Sachs	11/12/2020	(17)
PLN6,478	EUR1,470	Goldman Sachs	11/12/2020	(49)
PLN6,700	USD1,790	JPMorgan Chase	11/12/2020	(56)
HUF500,000	USD1,705	JPMorgan Chase	11/12/2020	(94)
USD17,280	RUB1,291,500	JPMorgan Chase	11/20/2020	750
American Funds Emerging Markets Bond Fund — Page 9 of 13

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2020 (000)
Purchases (000)	Sales (000)
RUB207,400	USD2,618	Barclays Bank PLC	11/20/2020	$37
RUB320,000	USD4,089	Morgan Stanley	11/20/2020	7
HUF2,000,000	USD6,385	Citibank	12/28/2020	57
USD4,748	JPY500,000	Citibank	1/6/2021	—[10]
				$(395)
Investments in affiliates7

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2020 (000)	Dividend income (000)
Short-term securities 4.52%
Money market investments 4.52%
Capital Group Central Cash Fund 0.12%[6]	$33,489	$385,135	$367,965	$6	$(63)	$50,602	$179
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $184,803,000, which represented 16.50% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Scheduled interest and/or principal payment was not received.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,214,000, which represented .11% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 9/30/2020.
[7]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
[10]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
American Funds Emerging Markets Bond Fund — Page 10 of 13

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $115,218,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $236,958,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. As of September 30, 2020, the fund did not have any interest rate swaps or credit default swaps. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $58,884,000 and $7,373,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews
American Funds Emerging Markets Bond Fund — Page 11 of 13

unaudited
changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	$—	$898,398	$—	$898,398
Corporate bonds, notes & loans	—	152,317	—	152,317
U.S. Treasury bonds & notes	—	3,566	—	3,566
Short-term securities	50,602	—	—	50,602
Total	$50,602	$1,054,281	$—	$1,104,883
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$56	$—	$—	$56
Unrealized appreciation on open forward currency contracts	—	2,789	—	2,789
Liabilities:
Unrealized depreciation on futures contracts	(144)	—	—	(144)
Unrealized depreciation on open forward currency contracts	—	(3,184)	—	(3,184)
Total	$(88)	$(395)	$—	$(483)
*	Futures contracts and forward currency contracts are not included in the investment portfolio.

American Funds Emerging Markets Bond Fund — Page 12 of 13

unaudited
Key to abbreviations and symbols
BRL = Brazilian reais	MXN = Mexican pesos
CLP = Chilean pesos	MYR = Malaysian ringgits
CNH/CNY = Chinese yuan renminbi	NGN = Nigerian naira
COP = Colombian pesos	PEN = Peruvian nuevos soles
CZK = Czech korunas	PLN = Polish zloty
DOP = Dominican pesos	RON = Romanian leu
EGP = Egyptian pounds	RUB = Russian rubles
EUR/€ = Euros	TRY = Turkish lira
HUF = Hungarian forints	UAH = Ukrainian hryvnia
IDR = Indonesian rupiah	USD/$ = U.S. dollars
INR = Indian rupees	UYU = Uruguayan pesos
JPY/¥ = Japanese yen	ZAR = South African rand
KRW = South Korean won
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP3-114-1120O-S78160	American Funds Emerging Markets Bond Fund — Page 13 of 13